Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	2.24%	2.03%
U.S. Treasury Notes, 0.375%, 04/30/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 34,890,000
Fair Value as a % of Partners' Capital		25.86%
Fair Value		$ 34,887,274
U.S. Treasury Notes, 0.250% 05/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 20,040,000
Fair Value as a % of Partners' Capital		14.85%
Fair Value		$ 20,028,649
U.S. Treasury notes, 0.625%, 07/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 30,970,000
Fair Value as a % of Partners' Capital		22.96%
Fair Value		$ 30,978,468
U.S. Treasury notes, 0.875%, 09/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 30,780,000
Fair Value as a % of Partners' Capital		22.85%
Fair Value		$ 30,822,082
U.S. Treasury notes, 0.625%, 02/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 34,890,000
Fair Value as a % of Partners' Capital	22.43%
Fair Value	$ 34,893,407
U.S. Treasury notes, 0.875%, 05/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 36,040,000
Fair Value as a % of Partners' Capital	23.19%
Fair Value	$ 36,077,307
U.S. Treasury notes, 0.875%, 08/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 35,970,000
Fair Value as a % of Partners' Capital	23.15%
Fair Value	$ 36,001,614
U.S. Treasury notes, 0.875%, 11/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 33,780,000
Fair Value as a % of Partners' Capital	21.72%
Fair Value	$ 33,783,299
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	90.49%	86.52%
Fair Value	$ 140,755,627	$ 116,716,473